UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490

                          OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    7.6%
--------------------------------------------------------------------------------
Insurance                                                                   6.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.7
--------------------------------------------------------------------------------
Communications Equipment                                                    5.1
--------------------------------------------------------------------------------
Capital Markets                                                             5.0
--------------------------------------------------------------------------------
Internet Software & Services                                                4.2
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.2
--------------------------------------------------------------------------------
Pharmaceuticals                                                             3.7
--------------------------------------------------------------------------------
Computers & Peripherals                                                     3.6
--------------------------------------------------------------------------------
Media                                                                       3.5

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           3.7%
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                   3.1
--------------------------------------------------------------------------------
UBS AG                                                                      2.7
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.7
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.4
--------------------------------------------------------------------------------
Capital One Financial Corp.                                                 2.4
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.4
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       2.2
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.0
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         1.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.


                        9 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Information Technology        23.6%
      Financials                    21.9
      Health Care                   11.3
      Consumer Discretionary        11.1
      Industrials                    8.4
      Energy                         7.9
      Consumer Staples               7.3
      Telecommunication Services     2.9
      Utilities                      2.9
      Materials                      2.7

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                       10 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                       11 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       12 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING      ENDING        EXPENSES
                                     ACCOUNT        ACCOUNT       PAID DURING
                                     VALUE          VALUE         6 MONTHS ENDED
                                     (1/1/06)       (6/30/06)     JUNE 30, 2006
--------------------------------------------------------------------------------
Class A Actual                       $1,000.00      $  994.30     $  4.31
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00       1,020.48        4.37
--------------------------------------------------------------------------------
Class B Actual                        1,000.00         989.10        8.77
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00       1,016.02        8.89
--------------------------------------------------------------------------------
Class C Actual                        1,000.00         990.10        8.77
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00       1,016.02        8.89
--------------------------------------------------------------------------------
Class N Actual                        1,000.00         991.30        6.49
--------------------------------------------------------------------------------
Class N Hypothetical                  1,000.00       1,018.30        6.58
--------------------------------------------------------------------------------
Class Y Actual                        1,000.00         995.20        3.67
--------------------------------------------------------------------------------
Class Y Hypothetical                  1,000.00       1,021.12        3.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.87%
-------------------------------
Class B               1.77
-------------------------------
Class C               1.77
-------------------------------
Class N               1.31
-------------------------------
Class Y               0.74


                       14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                         217,500    $   12,303,975
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Panera Bread Co., Cl. A 1                              94,500         6,354,180
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     433,000        16,350,080
                                                                 ---------------
                                                                     22,704,260

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International
Industries, Inc.                                      140,200        11,968,874
--------------------------------------------------------------------------------
MEDIA--3.5%
Comcast Corp., Cl. A 1                                467,900        15,319,046
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A                                              984,355        21,163,633
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                          2,222,787        45,722,729
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               388,720         7,455,650
                                                                 ---------------
                                                                     89,661,058

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Kohl's Corp. 1                                        213,900        12,645,768
--------------------------------------------------------------------------------
Target Corp.                                          379,600        18,551,052
                                                                 ---------------
                                                                     31,196,820

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Chico's FAS, Inc. 1                                   430,700        11,620,286
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     322,800        19,584,276
--------------------------------------------------------------------------------
Staples, Inc.                                       1,514,100        36,822,912
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                              375,600         6,569,244
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                 281,800         9,595,290
                                                                 ---------------
                                                                     84,192,008

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                     211,400        17,123,400
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp.                                                 269,800        14,812,020
                                                                 ---------------
                                                                     31,935,420

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
PepsiCo, Inc.                                         349,900        21,007,996

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                 432,100    $   20,814,257
--------------------------------------------------------------------------------
Whole Foods Market,
Inc.                                                  187,300        12,107,072
                                                                 ---------------
                                                                     32,921,329

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc.                                 1,041,500        23,027,565
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Colgate-Palmolive Co.                                 351,700        21,066,830
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                             460,095        25,581,282
                                                                 ---------------
                                                                     46,648,112

--------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                    859,570        63,118,225
--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Halliburton Co.                                       279,300        20,726,853
--------------------------------------------------------------------------------
National Oilwell
Varco, Inc. 1                                         246,800        15,627,376
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    208,600        16,754,752
                                                                 ---------------
                                                                     53,108,981

--------------------------------------------------------------------------------
OIL & GAS--5.7%
Apache Corp.                                          181,100        12,360,075
--------------------------------------------------------------------------------
BP plc, ADR                                           227,610        15,843,932
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   1,551,550        95,187,593
--------------------------------------------------------------------------------
Hess Corp.                                            216,300        11,431,455
--------------------------------------------------------------------------------
TotalFinaElf SA,
Sponsored ADR                                         207,240        13,578,365
                                                                 ---------------
                                                                    148,401,420

--------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.0%
Bear Stearns Cos.,
Inc. (The)                                             95,900        13,433,672
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                               179,600         4,098,472
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                      83,900        12,621,077
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      191,600        19,068,032


                       15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
TD Ameritrade Holding
Corp.                                                 647,500    $    9,589,475
--------------------------------------------------------------------------------
UBS AG                                                643,320        70,572,204
                                                                 ---------------
                                                                    129,382,932

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
Wachovia Corp.                                      1,142,020        61,760,442
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     389,690        26,140,405
                                                                 ---------------
                                                                     87,900,847

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.4%
Capital One Financial
Corp.                                                 731,240        62,484,458
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                               1,088,542        52,358,870
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                         27,600        13,555,740
                                                                 ---------------
                                                                     65,914,610

--------------------------------------------------------------------------------
INSURANCE--6.7%
AFLAC, Inc.                                           263,200        12,199,320
--------------------------------------------------------------------------------
American International
Group, Inc.                                           704,900        41,624,345
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 665,590        57,620,126
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                         1,060,730        36,955,833
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                            360,200         9,685,778
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                         487,040        13,627,379
                                                                 ---------------
                                                                    171,712,781

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial
Corp.                                                 609,600        23,213,568
--------------------------------------------------------------------------------
Freddie Mac                                           338,320        19,287,623
                                                                 ---------------
                                                                     42,501,191

--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
Celgene Corp. 1                                       255,900        12,137,337
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     239,100        19,558,380

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Genzyme Corp.
(General Division) 1                                  301,400    $   18,400,470
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               246,000        14,553,360
--------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                 347,600         6,399,316
                                                                 ---------------
                                                                     71,048,863

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Alcon, Inc.                                           239,200        23,573,160
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                     171,000        12,527,460
--------------------------------------------------------------------------------
Fisher Scientific
International, Inc. 1                                 136,300         9,956,715
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                     151,900         8,199,562
--------------------------------------------------------------------------------
Medtronic, Inc.                                       501,200        23,516,304
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                       647,300        30,649,655
                                                                 ---------------
                                                                    108,422,856

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
UnitedHealth
Group, Inc.                                           311,500        13,948,970
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Novartis AG, ADR                                      429,100        23,137,072
--------------------------------------------------------------------------------
Pfizer, Inc.                                        1,562,370        36,668,824
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                719,400        35,034,780
                                                                 ---------------
                                                                     94,840,676

--------------------------------------------------------------------------------
INDUSTRIALS--8.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
General Dynamics
Corp.                                                 148,600         9,727,356
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                121,900         6,810,553
--------------------------------------------------------------------------------
United Technologies
Corp.                                               1,078,910        68,424,472
                                                                 ---------------
                                                                     84,962,381

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
UTi Worldwide, Inc.                                   422,900        10,669,767
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Cendant Corp.                                         809,560        13,187,732
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Rockwell Automation,
Inc.                                                  183,300        13,199,433


                       16 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.1%
Siemens AG, Sponsored
ADR                                                   919,000    $   79,787,580
--------------------------------------------------------------------------------
MACHINERY--0.5%
Oshkosh Truck Corp.                                   252,200        11,984,544
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. 1                               2,558,900        49,975,317
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,614,300        39,049,917
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   199,700        10,679,956
--------------------------------------------------------------------------------
Motorola, Inc.                                        947,200        19,086,080
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        311,300        12,473,791
                                                                 ---------------
                                                                    131,265,061

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.6%
Apple Computer, Inc. 1                                612,700        34,997,424
--------------------------------------------------------------------------------
EMC Corp. 1                                         3,787,800        41,552,166
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1                                    530,000        11,463,900
--------------------------------------------------------------------------------
Network Appliance,
Inc. 1                                                129,100         4,557,230
                                                                 ---------------
                                                                     92,570,720

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.2%
Aquantive, Inc. 1                                     229,400         5,810,702
--------------------------------------------------------------------------------
eBay, Inc. 1                                        1,304,200        38,200,018
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  86,300        36,188,179
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        879,900        29,036,700
                                                                 ---------------
                                                                    109,235,599

--------------------------------------------------------------------------------
IT SERVICES--0.7%
Cognizant Technology
Solutions Corp. 1                                     250,800        16,896,396
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
ASML Holding NV 1                                     636,500        12,870,030
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               836,400        25,133,820
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                               154,300         6,030,044
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               460,300        13,942,487
                                                                 ---------------
                                                                     57,976,381

--------------------------------------------------------------------------------
SOFTWARE--7.6%
Adobe Systems, Inc. 1                                 341,454        10,366,543

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Amdocs Ltd. 1                                         181,900    $    6,657,540
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      351,100        12,098,906
--------------------------------------------------------------------------------
Compuware Corp. 1                                   1,833,097        12,281,750
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               401,900        17,297,776
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,678,810        39,116,273
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                        244,600        10,928,728
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,493,855        16,534,259
--------------------------------------------------------------------------------
SAP AG, Sponsored
ADR                                                   278,400        14,621,568
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    2,072,563        38,902,008
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                    1,686,854        17,981,864
                                                                 ---------------
                                                                    196,787,215

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Dow Chemical Co.
(The)                                                 171,680         6,700,670
--------------------------------------------------------------------------------
Monsanto Co.                                          366,500        30,855,635
--------------------------------------------------------------------------------
Praxair, Inc.                                         244,800        13,219,200
                                                                 ---------------
                                                                     50,775,505

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Cemex SA de CV,
Sponsored ADR                                         152,900         8,710,713
--------------------------------------------------------------------------------
METALS & MINING--0.4%
Phelps Dodge Corp.                                    118,120         9,704,739
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                    899,727        12,407,235
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                350,400        11,826,000
                                                                 ---------------
                                                                     24,233,235

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
NII Holdings, Inc. 1                                   35,400         1,995,852
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                 2,455,030        49,076,050
                                                                 ---------------
                                                                     51,071,902

--------------------------------------------------------------------------------
UTILITIES--2.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Reliant Energy, Inc. 1                                552,060         6,613,679


                       17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
AES Corp. (The) 1                                   1,412,410    $   26,058,965
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
CMS Energy Corp. 1                                  1,060,670        13,725,070
--------------------------------------------------------------------------------
PG&E Corp.                                            385,790        15,153,831
--------------------------------------------------------------------------------
Sempra Energy                                         294,070        13,374,302
                                                                 ---------------
                                                                     42,253,203
                                                                 ---------------
Total Common Stocks
(Cost $2,261,163,155)                                             2,558,298,977

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------
Undivided interest of 1.37% in joint
repurchase agreement (Principal Amount/
Value $1,732,960,000, with a maturity value
of $1,733,645,963) with UBS Warburg LLC,
4.75%, dated 6/30/06, to be repurchased at
$23,706,380 on 7/3/06, collateralized by
Federal National Mortgage Assn., 4.50%-5%,
3/1/20-4/1/35, with a value of $620,732,225
and Federal Home Loan Mortgage Corp., 5.50%,
5/1/35-6/1/36, with a value of $1,151,835,293
(Cost $23,697,000)                               $ 23,697,000        23,697,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,284,860,155)                                   100.1%    2,581,995,977
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.1)       (2,229,849)
                                                 -------------------------------
NET ASSETS                                              100.0%   $2,579,766,128
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,284,860,155)--
see accompanying statement of investments                      $  2,581,995,977
--------------------------------------------------------------------------------
Cash                                                                    777,023
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      5,958,914
Shares of capital stock sold                                          2,775,357
Interest and dividends                                                2,102,998
Other                                                                   113,895
                                                               -----------------
Total assets                                                      2,593,724,164

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 9,377,600
Shares of capital stock redeemed                                      2,584,621
Distribution and service plan fees                                    1,388,270
Transfer and shareholder servicing agent fees                           299,308
Shareholder communications                                              242,546
Directors' compensation                                                  44,685
Other                                                                    21,006
                                                               -----------------
Total liabilities                                                    13,958,036

--------------------------------------------------------------------------------
NET ASSETS                                                     $  2,579,766,128
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                           $     24,811,223
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,128,376,293
--------------------------------------------------------------------------------
Accumulated net investment income                                     8,086,070
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                        121,356,720
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          297,135,822
                                                               -----------------
NET ASSETS                                                     $  2,579,766,128
                                                               =================


                       19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,248,519,489 and 215,250,455 shares of capital
stock outstanding)                                                     $  10.45
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                     $  11.09
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $176,562,818 and 17,688,718
shares of capital stock outstanding)                                   $   9.98
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $76,996,440 and 7,709,366
shares of capital stock outstanding)                                   $   9.99
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $21,867,119 and 2,124,974
shares of capital stock outstanding)                                   $  10.29
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $55,820,262 and 5,338,719
shares of capital stock outstanding)                                   $  10.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $519,834)       $     19,376,352
--------------------------------------------------------------------------------
Interest                                                                559,284
                                                               -----------------
Total investment income                                              19,935,636

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,061,448
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,391,256
Class B                                                                 970,944
Class C                                                                 391,529
Class N                                                                  53,316
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,309,997
Class B                                                                 175,097
Class C                                                                  80,383
Class N                                                                  28,322
Class Y                                                                  57,681
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 197,001
Class B                                                                  50,546
Class C                                                                  10,625
Class N                                                                   1,071
--------------------------------------------------------------------------------
Directors' compensation                                                  15,759
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,470
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   106,658
                                                               -----------------
Total expenses                                                       12,911,853

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,023,783

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                     97,548,871
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (120,123,964)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    (15,551,310)
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS               YEAR
                                                                               ENDED              ENDED
                                                                       JUNE 30, 2006       DECEMBER 31,
                                                                         (UNAUDITED)               2005
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                                $     7,023,783    $     7,307,294
--------------------------------------------------------------------------------------------------------
Net realized gain                                                         97,548,871        253,224,426
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                   (120,123,964)       (59,842,214)
                                                                     -----------------------------------
Net increase (decrease) in net assets resulting from operations          (15,551,310)       200,689,506

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           --         (8,377,228)
Class B                                                                           --                 --
Class C                                                                           --                 --
Class N                                                                           --             (9,984)
Class Y                                                                           --           (291,835)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           --       (235,402,558)
Class B                                                                           --        (21,960,062)
Class C                                                                           --         (8,113,958)
Class N                                                                           --         (1,928,967)
Class Y                                                                           --         (5,988,136)

--------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                  (35,362,567)        94,842,730
Class B                                                                  (29,473,319)       (48,827,246)
Class C                                                                    1,123,255          2,158,473
Class N                                                                    3,332,683          4,151,479
Class Y                                                                   (2,835,364)         3,850,529

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total decrease                                                           (78,766,622)       (25,207,257)
--------------------------------------------------------------------------------------------------------
Beginning of period                                                    2,658,532,750      2,683,740,007
                                                                     -----------------------------------

End of period (including accumulated net investment income
of $8,086,070 and $1,062,287, respectively)                          $ 2,579,766,128    $ 2,658,532,750
                                                                     ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                          YEAR
                                              ENDED                                                                         ENDED
                                      JUNE 30, 2006                                                                      DEC. 31,
CLASS A                                 (UNAUDITED)          2005           2004             2003             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    10.51    $    10.84     $    10.77       $     8.53       $    10.40     $    11.78
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .03 1         .04 1          .07 1            .02              .03            .08
Net realized and unrealized gain (loss)        (.09)          .86           1.07             2.22            (1.88)         (1.31)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               (.06)          .90           1.14             2.24            (1.85)         (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --          (.04)          (.07)              --             (.02)          (.11)
Distributions from net realized gain             --         (1.19)         (1.00)              --               --           (.04)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  --         (1.23)         (1.07)              --             (.02)          (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    10.45    $    10.51     $    10.84       $    10.77       $     8.53     $    10.40
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            (0.57)%        8.16%         10.73% 3         26.26%          (17.80)%       (10.43)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $2,248,520    $2,297,161     $2,270,477       $2,283,036       $1,933,397     $2,665,614
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $2,342,793    $2,238,135     $2,248,969       $2,035,816       $2,255,746     $2,847,999
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                          0.62%         0.38%          0.61%            0.19%            0.29%          0.66%
Total expenses                                 0.87%         0.89% 5        0.89% 5          0.90% 5,6        0.96% 5        0.90% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%           75%            91%             108%              95%           116%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                          YEAR
                                              ENDED                                                                         ENDED
                                      JUNE 30, 2006                                                                      DEC. 31,
CLASS B                                 (UNAUDITED)          2005           2004             2003             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    10.09    $    10.51     $    10.51       $     8.39       $    10.30     $    11.65
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                            (.01) 1       (.05) 1        (.04) 1          (.08)            (.05)          (.01)
Net realized and unrealized gain (loss)        (.10)          .82           1.04             2.20            (1.86)         (1.29)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               (.11)          .77           1.00             2.12            (1.91)         (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --            --             --               --               --           (.01)
Distributions from net realized gain             --         (1.19)         (1.00)              --               --           (.04)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  --         (1.19)         (1.00)              --               --           (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     9.98    $    10.09     $    10.51       $    10.51       $     8.39     $    10.30
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            (1.09)%        7.16%          9.70% 3         25.27%          (18.54)%       (11.15)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $  176,563    $  206,957     $  263,376       $  327,809       $  334,345     $  570,715
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $  195,964    $  224,966     $  283,662       $  315,065       $  430,844     $  658,336
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.28)%       (0.52)%        (0.35)%          (0.73)%          (0.55)%        (0.13)%
Total expenses                                 1.77%         1.79% 5        1.81% 5,6        1.83% 5,6        1.80% 5        1.69% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%           75%            91%             108%              95%           116%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 9.59%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER EQUITY FUND, INC.

                                         SIX MONTHS                                                                          YEAR
                                              ENDED                                                                         ENDED
                                      JUNE 30, 2006                                                                      DEC. 31,
CLASS C                                 (UNAUDITED)          2005           2004             2003             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    10.09    $    10.51     $    10.51       $     8.40       $    10.30     $    11.67
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                            (.01) 1       (.05) 1        (.03) 1          (.07)            (.06)          (.01)
Net realized and unrealized gain (loss)        (.09)          .82           1.03             2.18            (1.84)         (1.30)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               (.10)          .77           1.00             2.11            (1.90)         (1.31)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --            --             --               --               --           (.02)
Distributions from net realized gain             --         (1.19)         (1.00)              --               --           (.04)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  --         (1.19)         (1.00)              --               --           (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     9.99    $    10.09     $    10.51       $    10.51       $     8.40     $    10.30
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            (0.99)%        7.16%          9.70% 3         25.12%          (18.45)%       (11.24)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $   76,996    $   76,679     $   77,438       $   75,620       $   62,561     $   90,440
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $   79,052    $   75,144     $   74,618       $   66,739       $   74,785     $   98,104
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.28)%       (0.52)%        (0.31)%          (0.74)%          (0.56)%        (0.13)%
Total expenses                                 1.77%         1.79% 5        1.80% 5          1.84% 5,6        1.81% 5        1.69% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%           75%            91%             108%              95%           116%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                          YEAR
                                              ENDED                                                                         ENDED
                                      JUNE 30, 2006                                                                      DEC. 31,
CLASS N                                 (UNAUDITED)          2005           2004             2003             2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    10.38    $    10.73     $    10.68       $     8.48       $    10.36     $    11.38
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                    .01 2          -- 2,3        .02 2             -- 3            .07            .02
Net realized and unrealized gain (loss)        (.10)          .85           1.05             2.20            (1.95)          (.88)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               (.09)          .85           1.07             2.20            (1.88)          (.86)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --          (.01)          (.02)              --               --           (.12)
Distributions from net realized gain             --         (1.19)         (1.00)              --               --           (.04)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  --         (1.20)         (1.02)              --               --           (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    10.29    $    10.38     $    10.73       $    10.68       $     8.48     $    10.36
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4            (0.87)%        7.72%         10.19% 5         25.94%          (18.15)%        (7.54)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $   21,867    $   18,814     $   15,347       $   13,145       $    4,278     $    1,368
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $   21,533    $   16,262     $   14,488       $    9,062       $    3,519     $      593
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income (loss)                   0.17%        (0.02)%         0.16%           (0.20)%          (0.10)%         0.20%
Total expenses                                 1.31%         1.29% 7        1.35% 7          1.33% 7,8        1.30% 7        1.23% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%           75%            91%             108%              95%           116%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.09%.

6. Annualized for periods of less than one full year.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

                                         SIX MONTHS                                                                          YEAR
                                              ENDED                                                                         ENDED
                                      JUNE 30, 2006                                                                      DEC. 31,
CLASS Y                                 (UNAUDITED)          2005           2004             2003             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    10.51    $    10.85     $    10.78       $     8.52       $    10.40     $    11.78
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .04 1         .06 1          .08 1            .03              .03            .09
Net realized and unrealized gain (loss)        (.09)          .85           1.07             2.23            (1.88)         (1.31)
                                         -------------------------------------------------------------------------------------------
Total from investment operations               (.05)          .91           1.15             2.26            (1.85)         (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --          (.06)          (.08)              --             (.03)          (.12)
Distributions from net realized gain             --         (1.19)         (1.00)              --               --           (.04)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  --         (1.25)         (1.08)              --             (.03)          (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    10.46    $    10.51     $    10.85       $    10.78       $     8.52     $    10.40
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            (0.48)%        8.20%         10.87% 3         26.53%          (17.79)%       (10.29)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                               $   55,820    $   58,922     $   57,103       $   56,098       $   43,016     $   49,223
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $   58,214    $   54,643     $   54,905       $   48,017       $   45,669     $   50,147
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                          0.75%         0.51%          0.74%            0.27%            0.36%          0.80%
Total expenses                                 0.74%         0.75%          0.76%            0.84%            0.97%          0.80%
Expenses after payments and waivers
and reduction to custodian expenses            0.74%         0.75%          0.76%            0.84%            0.88%          0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%           75%            91%             108%              95%           116%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.77%.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                       28 | OPPENHEIMER EQUITY FUND, INC.

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                       29 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the


                       30 | OPPENHEIMER EQUITY FUND, INC.

Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $628 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                         14,093,869     $ 152,643,037      19,117,161     $ 210,257,636
Dividends and/or
distributions reinvested             --                --      21,344,622       227,960,561
Redeemed                    (17,405,018)     (188,005,604)    (31,315,542)     (343,375,467)
                            ----------------------------------------------------------------
Net increase (decrease)      (3,311,149)    $ (35,362,567)      9,146,241     $  94,842,730
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                          1,473,809     $  15,277,860       2,073,392     $  21,912,342
Dividends and/or
distributions reinvested             --                --       2,061,271        21,148,674
Redeemed                     (4,300,480)      (44,751,179)     (8,682,017)      (91,888,262)
                            ----------------------------------------------------------------
Net decrease                 (2,826,671)    $ (29,473,319)     (4,547,354)    $ (48,827,246)
                            ================================================================


                       31 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                           SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS C
Sold                          1,050,175     $  10,874,161       1,101,782     $  11,640,730
Dividends and/or
distributions reinvested             --                --         748,437         7,678,961
Redeemed                       (937,658)       (9,750,906)     (1,619,832)      (17,161,218)
                            ----------------------------------------------------------------
Net increase                    112,517     $   1,123,255         230,387     $   2,158,473
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                            681,062     $   7,276,348         723,526     $   7,879,430
Dividends and/or
distributions reinvested             --                --         183,266         1,933,460
Redeemed                       (369,199)       (3,943,665)       (524,199)       (5,661,411)
                            ----------------------------------------------------------------
Net increase                    311,863     $   3,332,683         382,593     $   4,151,479
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                            834,884     $   9,074,669       1,103,271     $  12,277,652
Dividends and/or
distributions reinvested             --                --         588,012         6,279,970
Redeemed                     (1,100,844)      (11,910,033)     (1,351,687)      (14,707,093)
                            ----------------------------------------------------------------
Net increase (decrease)        (265,960)    $  (2,835,364)        339,596     $   3,850,529
                            ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                          PURCHASES            SALES
          ----------------------------------------------------------
          Investment securities      $1,117,770,278   $1,174,672,823

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

          FEE SCHEDULE
          -------------------------------------------
          Up to $100 million of net assets      0.75%
          Next $100 million of net assets       0.70
          Next $100 million of net assets       0.65
          Next $100 million of net assets       0.60
          Next $100 million of net assets       0.55
          Over $500 million of net assets       0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                       32 | OPPENHEIMER EQUITY FUND, INC.

account fee. For the six months ended June 30, 2006, the Fund paid $1,670,259 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class C and Class N shares were $2,224,017 and $326,478, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A          CLASS B          CLASS C          CLASS N
                        CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------
June 30, 2006        $  301,598           $  500       $  159,583         $  4,963         $  1,570

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       34 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       35 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006